Financial assets and liabilities - Movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial assets and liabilities
Net (increase)/decrease) in cash and cash equivalents per consolidated statements of cash flows	$ 254	$ (30)
(Decrease)/increase in net borrowings and derivative financial instruments	(617)	209
Increase in net debt	(363)	179
Net debt, beginning balance	7,825	7,646
Net debt, ending balance	7,462	7,825		$ 7,646
Proceeds from borrowings	114	3,730	[1]	4,469	[1]
Repayments of borrowings	443	4,385	[1]	$ 2,604	[1]
Fair value gain (loss) on derivative financial instruments used to hedge foreign currency and interest rate risk	200	(400)
Gain (loss) on foreign exchange on borrowings	(200)	400
Net gain (loss) on foreign exchange on borrowings impacting net debt	$ 0	$ 800

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements